THE ADVISOR’S EDGE® NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT VNY

Supplement Dated June 8, 2015

to the

Prospectus dated May 1, 2015

Effective on or about July 1, 2015, based on changes to the underlying fund portfolios, the following changes apply to the applicable subaccounts:
OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Vanguard ETF - Balanced	TA Managed Risk – Balanced ETF	Transamerica Vanguard ETF Portfolio – Balanced VP	Transamerica Managed Risk – Balanced ETF VP	Aegon USA Investment Management, LLC	Milliman Financial Risk Management LLC
TA Vanguard ETF - Growth	TA Managed Risk – Growth ETF	Transamerica Vanguard ETF Portfolio – Growth VP	Transamerica Managed Risk – Growth ETF VP	Aegon USA Investment Management, LLC	Milliman Financial Risk Management LLC
All references to the subaccount names, portfolio names and subadvisors in the prospectus are hereby amended as noted above.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

The Advisor’s Edge® NY Variable Annuity dated May 1, 2015